Issued Capital and Equity Incentive Plan - Summary of Changes to Number of Deferred Share Units (Details) - Deferred Share Units - shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	42	9
Number of shares granted	60	73
Number of shares converted into common shares		(41)
Number of shares outstanding balance	102	42